UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2007

1.797939.103

CVS-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 59.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 59.5%
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.2%
Ford Motor Co. 4.25% 12/15/36	$ 4,300	$ 4,813
Hotels, Restaurants & Leisure - 2.1%
Six Flags, Inc. 4.5% 5/15/15	27,700	32,686
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	7,830
2.75% 7/15/10	2,800	5,481
		45,997
Media - 3.6%
Charter Communications, Inc.:
5.875% 11/16/09 (g)	1,127	1,609
5.875% 11/16/09	39,074	55,786
Lamar Advertising Co. 2.875% 12/31/10	8,200	11,020
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	400	348
XM Satellite Radio, Inc. 1.75% 12/1/09 (g)	13,300	11,580
		80,343
Specialty Retail - 0.5%
United Auto Group, Inc. 3.5% 4/1/26 (g)	10,000	11,009
TOTAL CONSUMER DISCRETIONARY		142,162
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Nash-Finch Co. 1.6314% 3/15/35 (e)	18,480	7,895
ENERGY - 7.8%
Energy Equipment & Services - 4.8%
Grey Wolf, Inc. 5.31% 4/1/24 (h)	3,880	4,876
Halliburton Co. 3.125% 7/15/23	42,400	70,808
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,443
Maverick Tube Corp.:
1.875% 11/15/25 (g)	3,000	4,805
1.875% 11/15/25	7,000	11,211
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	5,310
SESI LLC 1.5% 12/15/26 (e)(g)	3,750	3,592
		105,045
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
McMoRan Exploration Co.:
6% 7/2/08 (g)	$ 1,000	$ 1,121
6% 7/2/08	12,900	14,463
Peabody Energy Corp. 4.75% 12/15/66	16,000	15,780
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	24,500	35,156
		66,520
TOTAL ENERGY		171,565
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Ventas, Inc. 3.875% 11/15/11 (g)	9,000	9,595
HEALTH CARE - 6.9%
Biotechnology - 1.2%
Amgen, Inc. 0.375% 2/1/13 (g)	25,000	24,043
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	3,173
		27,216
Health Care Equipment & Supplies - 1.8%
Bausch & Lomb, Inc. 5.9006% 8/1/23 (h)	10,000	11,524
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	18,000	19,186
Medtronic, Inc. 1.625% 4/15/13	8,000	8,312
		39,022
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,506
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	15,600	30,851
2.5% 10/1/23	7,400	14,634
Nektar Therapeutics 3.25% 9/28/12	9,000	8,401
		58,392
Pharmaceuticals - 1.3%
Roche Holdings, Inc. 0% 7/25/21 (g)	30,000	28,566
TOTAL HEALTH CARE		153,196
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 10.5%
Aerospace & Defense - 0.9%
AAR Corp. 1.75% 2/1/26 (g)	$ 2,500	$ 2,923
Alliant Techsystems, Inc. 3% 8/15/24	12,400	15,915
		18,838
Airlines - 1.7%
AirTran Holdings, Inc. 7% 7/1/23	10,000	12,237
UAL Corp. 4.5% 6/30/21 (g)	10,500	14,473
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	11,657
		38,367
Commercial Services & Supplies - 0.7%
FTI Consulting, Inc. 3.75% 7/15/12 (g)	11,995	15,614
Construction & Engineering - 1.7%
Fluor Corp. 1.5% 2/15/24	18,700	28,721
Quanta Services, Inc. 3.75% 4/30/26 (g)	7,000	8,632
		37,353
Electrical Equipment - 0.6%
C&D Technologies, Inc. 5.25% 11/1/25 (g)	4,400	4,221
GrafTech International Ltd. 1.625% 1/15/24	11,280	9,842
		14,063
Industrial Conglomerates - 3.3%
Tyco International Group SA:
3.125% 1/15/23 (g)	39,900	57,512
yankee 3.125% 1/15/23	10,100	14,558
		72,070
Machinery - 0.7%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,064
2.375% 5/15/26	4,000	3,683
Trinity Industries, Inc. 3.875% 6/1/36	7,000	7,780
		16,527
Marine - 0.9%
OMI Corp. 2.875% 12/1/24	20,400	20,120
TOTAL INDUSTRIALS		232,952
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.3%
AudioCodes Ltd. 2% 11/9/24 (g)	$ 10,000	$ 9,274
Ciena Corp. 0.25% 5/1/13	2,650	2,619
Finisar Corp. 2.5% 10/15/10	15,760	17,848
JDS Uniphase Corp. 1% 5/15/26 (g)	15,000	13,016
Symmetricom, Inc. 3.25% 6/15/25	8,000	8,005
		50,762
Computers & Peripherals - 4.4%
EMC Corp. 1.75% 12/1/13 (g)	17,000	18,381
Hutchinson Technology, Inc. 3.25% 1/15/26	12,000	11,060
Maxtor Corp.:
2.375% 8/15/12 (g)	10,000	16,495
2.375% 8/15/12	25,100	41,403
SanDisk Corp. 1% 5/15/13	11,000	9,195
		96,534
Electronic Equipment & Instruments - 5.2%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,092
Coherent, Inc. 2.75% 3/1/11 (g)	1,890	1,978
Flextronics International Ltd. 1% 8/1/10	30,580	29,812
Itron, Inc. 2.5% 8/1/26	22,250	26,622
Merix Corp. 4% 5/15/13 (g)	11,250	10,350
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,778
Solectron Corp. 0.5% 2/15/34	9,000	7,389
Vishay Intertechnology, Inc. 3.625% 8/1/23	30,330	30,633
		115,654
Internet Software & Services - 0.3%
aQuantive, Inc. 2.25% 8/15/24	3,150	6,427
IT Services - 1.8%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (g)	8,300	12,747
4.125% 8/15/23	16,800	25,801
		38,548
Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. 2.5% 5/15/11	5,000	5,411
Conexant Systems, Inc. 4% 3/1/26	7,000	6,278
Credence Systems Corp. 3.5% 5/15/10 (g)	8,000	7,840
EMCORE Corp. 5% 5/15/11	9,000	8,865
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.:
2.95% 12/15/35 (g)	$ 10,000	$ 8,884
2.95% 12/15/35	38,000	33,758
ON Semiconductor Corp.:
0% 4/15/24	29,500	33,792
1.875% 12/15/25 (g)	3,750	5,866
Photronics, Inc. 2.25% 4/15/08	7,000	7,606
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,675
		128,975
Software - 1.3%
Borland Software Corp. 2.75% 2/15/12 (g)	13,000	13,585
Cadence Design Systems, Inc. 1.5% 12/15/13 (g)	5,500	5,920
Symantec Corp. 1% 6/15/13 (g)	9,000	9,624
		29,129
TOTAL INFORMATION TECHNOLOGY		466,029
MATERIALS - 0.2%
Metals & Mining - 0.2%
Coeur d'Alene Mines Corp. 1.25% 1/15/24	4,600	4,255
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. 3.5% 6/15/12	8,000	11,091
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	8,182
		19,273
Wireless Telecommunication Services - 4.0%
American Tower Corp.:
3.25% 8/1/10 (g)	9,700	30,990
3.25% 8/1/10	3,935	12,572
ICO North America, Inc. 7.5% 8/15/09 (i)	7,745	8,132
NII Holdings, Inc.:
2.875% 2/1/34 (g)	2,000	5,449
2.875% 2/1/34	11,500	31,333
		88,476
TOTAL TELECOMMUNICATION SERVICES		107,749
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.9%
Multi-Utilities - 0.9%
CMS Energy Corp. 3.375% 7/15/23	$ 11,800	$ 19,782
TOTAL CONVERTIBLE BONDS		1,315,180
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	12,510	8,569
TOTAL CORPORATE BONDS (Cost $1,122,486)		1,323,749
Common Stocks - 16.0%
	Shares
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.8%
Coinmach Service Corp. Class A	359,400	3,993
Service Corp. International	1,143,000	13,407
		17,400
Media - 0.5%
Charter Communications, Inc. Class A (a)	3,793,900	11,420
TOTAL CONSUMER DISCRETIONARY		28,820
ENERGY - 6.6%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc. (a)	320,900	22,347
Oil, Gas & Consumable Fuels - 5.6%
General Maritime Corp.	162,000	6,943
OMI Corp.	200,000	4,454
Sasol Ltd. sponsored ADR	612,600	19,726
Teekay Shipping Corp.	895,625	44,414
Valero Energy Corp.	839,072	48,372
		123,909
TOTAL ENERGY		146,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 1.0%
Building Products - 0.8%
American Standard Companies, Inc.	353,600	$ 18,737
Machinery - 0.2%
FreightCar America, Inc. (f)	76,700	3,800
TOTAL INDUSTRIALS		22,537
INFORMATION TECHNOLOGY - 1.6%
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	71,600	1,101
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology, Inc. (a)	1,043,200	12,028
ON Semiconductor Corp. (a)	2,169,500	21,304
		33,332
TOTAL INFORMATION TECHNOLOGY		34,433
MATERIALS - 4.9%
Chemicals - 2.9%
Celanese Corp. Class A	1,913,500	54,688
Monsanto Co.	200,000	10,538
		65,226
Containers & Packaging - 0.3%
Temple-Inland, Inc.	103,900	6,213
Paper & Forest Products - 1.7%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	200,000	10,732
Weyerhaeuser Co. (f)	300,000	25,761
		36,493
TOTAL MATERIALS		107,932
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	1,149,096	7,550
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	190,060	7,082
TOTAL COMMON STOCKS (Cost $232,202)		354,610
Convertible Preferred Stocks - 22.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 3.7%
Ford Motor Co. Capital Trust II 6.50%	650,000	$ 23,966
General Motors Corp.:
Series B, 5.25%	1,750,000	37,153
Series C, 6.25%	901,500	21,059
		82,178
Media - 0.5%
Interpublic Group of Companies, Inc. Series B, 5.25% (g)	10,000	11,562
TOTAL CONSUMER DISCRETIONARY		93,740
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Rite Aid Corp. 5.50%	370,000	11,292
ENERGY - 11.4%
Energy Equipment & Services - 0.4%
Bristow Group, Inc. 5.50%	160,000	8,060
Oil, Gas & Consumable Fuels - 11.0%
Chesapeake Energy Corp.:
4.50%	170,000	16,511
5.00% (g)	55,000	7,425
5.00%	215,000	29,025
5.00% (g)	149,600	15,976
El Paso Corp. 4.99%	136,390	174,350
		243,287
TOTAL ENERGY		251,347
INDUSTRIALS - 0.6%
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	13,605
MATERIALS - 5.7%
Chemicals - 5.0%
Celanese Corp. 4.25%	2,767,500	106,272
Huntsman Corp. 5.00%	125,000	5,457
		111,729
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	10,900	$ 14,736
TOTAL MATERIALS		126,465
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. Series A, 5.75%	26,800	8,133
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $428,744)		504,582
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 5.35% (b)	43,357,717	43,358
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	27,657,250	27,657
TOTAL MONEY MARKET FUNDS (Cost $71,015)		71,015
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,854,447)		2,253,956
NET OTHER ASSETS - (1.9)%		(41,550)
NET ASSETS - 100%		$ 2,212,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $546,099,000 or 24.7% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,132,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 7,809
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 523
Fidelity Securities Lending Cash Central Fund	2
Total	$ 525
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,852,091,000. Net unrealized appreciation aggregated $401,865,000, of which $427,047,000 related to appreciated investment securities and $25,182,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

February 28, 2007

1.797940.103

EII-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 0.3%
Red Robin Gourmet Burgers, Inc. (a)(e)	860,000	$ 33,953
Household Durables - 0.8%
KB Home	660,000	32,736
Whirlpool Corp.	660,000	58,219
		90,955
Media - 4.5%
Comcast Corp. Class A	2,100,000	54,012
Dow Jones & Co., Inc.	1,600,000	57,696
EchoStar Communications Corp. Class A (a)	1,500,000	60,900
The Walt Disney Co.	3,500,000	119,910
Time Warner, Inc.	5,200,000	105,820
Viacom, Inc. Class B (non-vtg.) (a)	3,000,000	117,120
		515,458
Multiline Retail - 0.6%
Target Corp.	1,000,000	61,530
Specialty Retail - 2.2%
Big 5 Sporting Goods Corp.	873,547	20,869
Christopher & Banks Corp.	1,100,000	20,427
Home Depot, Inc.	3,800,000	150,480
Williams-Sonoma, Inc. (d)	1,800,000	60,768
		252,544
Textiles, Apparel & Luxury Goods - 0.8%
Adidas-Salomon AG	1,200,000	58,947
VF Corp.	380,000	30,328
		89,275
TOTAL CONSUMER DISCRETIONARY		1,043,715
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
Anheuser-Busch Companies, Inc.	1,800,000	88,344
Food & Staples Retailing - 3.9%
CVS Corp.	900,000	28,269
Wal-Mart Stores, Inc.	7,300,000	352,590
Whole Foods Market, Inc.	1,280,000	61,146
		442,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.8%
General Mills, Inc.	1,000,000	$ 56,360
Hershey Co.	2,900,000	153,352
		209,712
Household Products - 0.9%
Kimberly-Clark Corp.	1,500,000	102,165
Tobacco - 1.3%
Altria Group, Inc.	1,700,000	143,276
TOTAL CONSUMER STAPLES		985,502
ENERGY - 12.4%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	780,000	50,786
BJ Services Co.	1,900,000	50,901
Halliburton Co.	3,700,000	114,256
Schlumberger Ltd. (NY Shares)	1,300,000	81,640
Smith International, Inc.	1,400,000	57,400
		354,983
Oil, Gas & Consumable Fuels - 9.3%
BP PLC sponsored ADR	1,400,000	86,296
Chevron Corp.	2,400,000	164,664
ConocoPhillips	1,600,000	104,672
Exxon Mobil Corp.	7,900,000	566,270
Massey Energy Co.	2,400,000	58,224
Spectra Energy Corp.	600,000	15,438
Valero Energy Corp.	1,100,000	63,415
		1,058,979
TOTAL ENERGY		1,413,962
FINANCIALS - 28.7%
Capital Markets - 2.8%
Merrill Lynch & Co., Inc.	1,000,000	83,680
Morgan Stanley	1,500,000	112,380
Northern Trust Corp.	1,000,000	60,300
State Street Corp.	920,000	60,269
		316,629
Commercial Banks - 3.2%
U.S. Bancorp, Delaware	4,000,000	142,640
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	2,000,000	$ 110,740
Wells Fargo & Co.	3,200,000	111,040
		364,420
Diversified Financial Services - 7.4%
Bank of America Corp.	5,900,000	300,133
Citigroup, Inc. (d)	6,100,000	307,440
JPMorgan Chase & Co.	4,800,000	237,120
		844,693
Insurance - 11.5%
AFLAC, Inc.	3,800,000	179,360
American International Group, Inc.	7,300,000	489,830
Genworth Financial, Inc. Class A (non-vtg.)	3,200,000	113,184
Hartford Financial Services Group, Inc.	1,300,000	122,928
Marsh & McLennan Companies, Inc.	5,900,000	173,578
MetLife, Inc.	1,800,000	113,670
The Chubb Corp.	1,100,000	56,155
XL Capital Ltd. Class A	820,000	58,220
		1,306,925
Real Estate Investment Trusts - 1.8%
General Growth Properties, Inc.	3,300,000	209,319
Thrifts & Mortgage Finance - 2.0%
Fannie Mae	3,000,000	170,190
MGIC Investment Corp.	900,000	54,315
		224,505
TOTAL FINANCIALS		3,266,491
HEALTH CARE - 10.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	240,000	15,422
Biogen Idec, Inc. (a)	1,100,000	49,709
		65,131
Health Care Equipment & Supplies - 2.7%
Bausch & Lomb, Inc.	800,000	41,808
Baxter International, Inc.	1,700,000	85,017
Becton, Dickinson & Co.	1,200,000	91,188
DENTSPLY International, Inc.	1,200,000	37,848
Hospira, Inc. (a)	1,300,000	49,751
		305,612
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
Health Net, Inc. (a)	1,200,000	$ 64,164
Medco Health Solutions, Inc. (a)	560,000	37,862
UnitedHealth Group, Inc.	4,500,000	234,900
		336,926
Pharmaceuticals - 3.9%
Merck & Co., Inc.	5,200,000	229,632
Pfizer, Inc.	8,700,000	217,152
		446,784
TOTAL HEALTH CARE		1,154,453
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	1,300,000	60,372
Lockheed Martin Corp.	560,000	54,477
The Boeing Co.	680,000	59,344
United Technologies Corp.	1,400,000	91,882
		266,075
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. Class B	3,200,000	224,608
Building Products - 0.3%
Masco Corp.	1,000,000	29,850
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	1,100,000	55,902
Industrial Conglomerates - 3.9%
3M Co.	1,500,000	111,120
General Electric Co.	6,200,000	216,504
Teleflex, Inc.	460,000	30,783
Tyco International Ltd.	2,900,000	89,407
		447,814
Machinery - 2.4%
Caterpillar, Inc.	960,000	61,843
Graco, Inc.	700,000	28,357
Illinois Tool Works, Inc.	1,100,000	56,870
Oshkosh Truck Co.	540,000	28,971
SPX Corp.	1,400,000	97,860
		273,901
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	1,200,000	$ 95,028
YRC Worldwide, Inc. (a)	1,600,000	69,568
		164,596
TOTAL INDUSTRIALS		1,462,746
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.4%
Cisco Systems, Inc. (a)	2,000,000	51,880
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	4,400,000	173,272
International Business Machines Corp.	1,300,000	120,913
		294,185
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	780,000	29,890
Avnet, Inc. (a)	3,200,000	117,024
Flextronics International Ltd. (a)	2,500,000	27,325
Tektronix, Inc.	500,000	14,305
		188,544
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,400,000	43,204
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	4,300,000	79,851
Intel Corp.	5,300,000	105,205
Linear Technology Corp.	900,000	29,871
Maxim Integrated Products, Inc.	1,900,000	62,225
MKS Instruments, Inc. (a)	2,400,000	57,888
National Semiconductor Corp.	2,300,000	58,926
Verigy Ltd.	1,800,000	42,282
		436,248
Software - 0.5%
Microsoft Corp.	1,900,000	53,523
TOTAL INFORMATION TECHNOLOGY		1,067,584
MATERIALS - 1.5%
Chemicals - 0.8%
Airgas, Inc.	1,100,000	45,397
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sigma Aldrich Corp.	760,000	$ 31,160
Valspar Corp.	600,000	16,266
		92,823
Metals & Mining - 0.7%
Alcoa, Inc.	1,400,000	46,774
Newmont Mining Corp.	640,000	28,845
		75,619
TOTAL MATERIALS		168,442
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	11,000,000	404,800
Verizon Communications, Inc.	3,300,000	123,519
		528,319
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	2,800,000	53,984
TOTAL TELECOMMUNICATION SERVICES		582,303
UTILITIES - 1.8%
Electric Utilities - 1.5%
Duke Energy Corp.	1,200,000	23,628
Entergy Corp.	650,000	64,155
Exelon Corp.	1,200,000	79,116
		166,899
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	500,000	33,075
TOTAL UTILITIES		199,974
TOTAL COMMON STOCKS (Cost $9,937,075)		11,345,172
Money Market Funds - 0.1%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c) (Cost $12,313)	12,312,500	$ 12,313
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,949,388)		11,357,485
NET OTHER ASSETS - 0.1%		10,035
NET ASSETS - 100%		$ 11,367,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 325
Fidelity Securities Lending Cash Central Fund	14
Total	$ 339
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Red Robin Gourmet Burgers, Inc.	$ 29,558	$ -	$ -	$ -	$ 33,953
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $9,962,183,000. Net unrealized appreciation aggregated $1,395,302,000, of which $1,529,580,000 related to appreciated investment securities and $134,278,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2007

1.797942.103

FRE-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,009,200	$ 47,725
Sotheby's Class A (ltd. vtg.)	900,000	32,724
		80,449
Hotels, Restaurants & Leisure - 3.5%
Burger King Holdings, Inc.	1,075,821	22,915
Hilton Hotels Corp.	673,100	23,760
Marriott International, Inc. Class A	888,800	42,582
McDonald's Corp.	1,102,600	48,206
Orient Express Hotels Ltd. Class A	200,000	10,326
Vail Resorts, Inc. (a)	203,600	10,579
		158,368
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)(d)	552,000	28,930
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.) (a)	1,569,000	39,931
Getty Images, Inc. (a)	300,000	15,735
Time Warner, Inc.	2,534,000	51,567
		107,233
Multiline Retail - 1.5%
Kohl's Corp. (a)(d)	312,800	21,580
Saks, Inc.	2,360,900	45,613
		67,193
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	500,000	39,085
Tiffany & Co., Inc.	400,000	17,416
		56,501
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (d)	400,000	19,488
NIKE, Inc. Class B	300,000	31,341
		50,829
TOTAL CONSUMER DISCRETIONARY		549,503
CONSUMER STAPLES - 3.4%
Food Products - 1.1%
Nestle SA sponsored ADR	567,400	52,967
Household Products - 1.0%
Procter & Gamble Co.	697,100	44,259
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	174,700	$ 6,405
Tobacco - 1.2%
Altria Group, Inc.	630,000	53,096
TOTAL CONSUMER STAPLES		156,727
ENERGY - 17.7%
Energy Equipment & Services - 5.0%
Halliburton Co.	1,500,000	46,320
Nabors Industries Ltd. (a)	1,195,300	35,811
Oceaneering International, Inc. (a)	540,600	21,321
Schlumberger Ltd. (NY Shares)	690,300	43,351
Transocean, Inc. (a)	911,600	69,901
W-H Energy Services, Inc. (a)	246,300	10,345
		227,049
Oil, Gas & Consumable Fuels - 12.7%
Cabot Oil & Gas Corp.	512,600	34,631
China Coal Energy Co. Ltd. (H Shares)	389,000	363
EOG Resources, Inc.	839,100	56,841
Exxon Mobil Corp.	1,354,500	97,091
Noble Energy, Inc.	975,000	56,131
Petroplus Holdings AG	608,240	42,421
Quicksilver Resources, Inc. (a)	1,383,900	53,377
Range Resources Corp.	947,700	30,260
Teekay Offshore Partners LP	20,100	599
Ultra Petroleum Corp. (a)	1,789,879	90,944
Valero Energy Corp.	1,963,700	113,207
Venoco, Inc.	250,000	3,800
		579,665
TOTAL ENERGY		806,714
FINANCIALS - 11.0%
Capital Markets - 1.9%
BlackRock, Inc. Class A	100,000	15,904
Credit Suisse Group sponsored ADR	158,900	11,004
Goldman Sachs Group, Inc.	116,200	23,426
Julius Baer Holding AG (Bearer)	100,000	12,644
Lazard Ltd. Class A	493,700	25,421
		88,399
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.5%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	1,154,000	$ 42,456
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	608,800	20,827
Industrial & Commercial Bank of China	6,948,000	3,833
Raiffeisen International Bank Holding AG	154,200	20,753
Swedbank AB (A Shares)	365,400	12,566
Uniao de Bancos Brasileiros SA (Unibanco) GDR	679,100	58,049
		158,484
Diversified Financial Services - 0.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	20,000	10,783
Fortress Investment Group LLC	11,300	341
		11,124
Insurance - 2.3%
MetLife, Inc.	400,000	25,260
Prudential Financial, Inc.	884,300	80,418
		105,678
Real Estate Investment Trusts - 3.0%
Host Hotels & Resorts, Inc.	962,800	25,302
ProLogis Trust	500,000	33,065
Simon Property Group, Inc.	100,000	11,274
SL Green Realty Corp.	272,300	39,718
Vornado Realty Trust	202,200	25,720
		135,079
TOTAL FINANCIALS		498,764
HEALTH CARE - 13.5%
Biotechnology - 3.1%
Celgene Corp. (a)	1,474,300	78,580
CSL Ltd.	24,000	1,468
Gilead Sciences, Inc. (a)	853,500	61,076
		141,124
Health Care Equipment & Supplies - 2.8%
Beckman Coulter, Inc.	200,000	12,832
Becton, Dickinson & Co.	800,000	60,792
Hologic, Inc. (a)	500,000	27,525
Nobel Biocare Holding AG (Switzerland)	85,497	28,376
		129,525
Health Care Providers & Services - 4.1%
Brookdale Senior Living, Inc.	475,305	22,439
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	596,800	$ 41,830
Humana, Inc. (a)	600,000	35,904
UnitedHealth Group, Inc.	1,686,500	88,035
		188,208
Life Sciences Tools & Services - 1.1%
QIAGEN NV (a)	707,800	11,601
Thermo Fisher Scientific, Inc. (a)	300,000	13,581
Waters Corp. (a)	421,700	22,881
		48,063
Pharmaceuticals - 2.4%
Abbott Laboratories	200,000	10,924
Allergan, Inc.	122,500	13,684
Elan Corp. PLC sponsored ADR (a)	172,100	2,227
Merck & Co., Inc.	1,834,740	81,022
		107,857
TOTAL HEALTH CARE		614,777
INDUSTRIALS - 13.5%
Aerospace & Defense - 4.9%
DRS Technologies, Inc.	554,800	29,399
General Dynamics Corp.	1,019,500	77,951
Hexcel Corp. (a)	1,309,100	23,642
Rockwell Collins, Inc.	307,100	20,109
United Technologies Corp.	1,100,000	72,193
		223,294
Airlines - 2.1%
AMR Corp. (a)	975,900	33,268
Ryanair Holdings PLC sponsored ADR (a)	682,600	30,615
TAM SA (PN) sponsored ADR (ltd. vtg.)	405,100	11,853
US Airways Group, Inc. (a)	362,300	18,945
		94,681
Commercial Services & Supplies - 0.5%
Monster Worldwide, Inc. (a)	400,000	19,944
Construction & Engineering - 1.7%
Fluor Corp.	556,900	47,041
Foster Wheeler Ltd. (a)	577,700	31,935
		78,976
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.8%
ABB Ltd. sponsored ADR	2,642,800	$ 44,240
Alstom SA (a)	303,100	36,641
		80,881
Industrial Conglomerates - 1.3%
McDermott International, Inc. (a)	1,191,788	57,444
Machinery - 0.2%
MAN AG	100,000	10,750
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	590,600	46,770
TOTAL INDUSTRIALS		612,740
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 4.9%
Alcatel-Lucent SA sponsored ADR	1,059,200	13,590
Cisco Systems, Inc. (a)	1,992,400	51,683
Harris Corp.	700,000	34,356
Opnext, Inc.	230,100	3,877
Research In Motion Ltd. (a)	866,900	121,895
		225,401
Computers & Peripherals - 1.8%
Apple, Inc. (a)	282,800	23,928
EMC Corp. (a)	2,398,800	33,463
Hewlett-Packard Co.	222,100	8,746
Sun Microsystems, Inc. (a)	2,297,800	14,086
		80,223
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	107,500	2,493
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	487,200	25,125
eBay, Inc. (a)	1,400,000	44,884
Google, Inc. Class A (sub. vtg.) (a)	26,451	11,888
SAVVIS, Inc. (a)	308,900	13,273
ValueClick, Inc. (a)	400,000	10,600
Yahoo!, Inc. (a)	1,800,000	55,548
		161,318
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	181,000	16,326
Fidelity National Information Services, Inc.	600,000	27,570
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	785,300	$ 20,049
Infosys Technologies Ltd.	638,224	30,074
		94,019
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	2,900,000	53,853
ASML Holding NV (NY Shares) (a)	1,428,900	35,122
Trident Microsystems, Inc. (a)	987,390	21,831
Volterra Semiconductor Corp. (a)	242,700	3,417
		114,223
Software - 1.5%
BEA Systems, Inc. (a)	1,541,900	18,395
Nintendo Co. Ltd. ADR	590,000	19,529
Red Hat, Inc. (a)	1,308,993	29,387
		67,311
TOTAL INFORMATION TECHNOLOGY		744,988
MATERIALS - 4.4%
Chemicals - 2.5%
Monsanto Co.	2,166,901	114,174
Metals & Mining - 1.9%
Goldcorp, Inc.	3,152,400	84,582
TOTAL MATERIALS		198,756
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	3,589,300	132,086
Wireless Telecommunication Services - 4.4%
America Movil SA de CV Series L sponsored ADR	1,528,200	66,935
American Tower Corp. Class A (a)	1,396,200	54,089
NII Holdings, Inc. (a)	973,200	68,941
Vivo Participacoes SA (PN) sponsored ADR	3,125,600	11,565
		201,530
TOTAL TELECOMMUNICATION SERVICES		333,616
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	170,700	$ 16,848
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	150,000	11,801
TOTAL UTILITIES		28,649
TOTAL COMMON STOCKS (Cost $4,345,138)		4,545,234
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	41,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $621)		0
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.35% (b)	46,461,630	46,462
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	51,477,550	51,478
TOTAL MONEY MARKET FUNDS (Cost $97,940)		97,940
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $4,443,699)		4,643,174
NET OTHER ASSETS - (2.0)%		(91,989)
NET ASSETS - 100%		$ 4,551,185
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 621
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 434
Fidelity Securities Lending Cash Central Fund	64
Total	$ 498
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $4,448,358,000. Net unrealized appreciation aggregated $194,816,000, of which $295,699,000 related to appreciated investment securities and $100,883,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

(A Class of Fidelity Advisor
Strategic Dividend & Income Fund)

February 28, 2007

1.814104.102

SDI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.6%
	Principal Amount	Value
Convertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 970,000	$ 1,085,721
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. 1.132% 4/29/33 (d)	5,820,000	4,051,011
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,894,000
		7,945,011
Media - 0.4%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	70,000	99,939
5.875% 11/16/09	4,013,000	5,729,360
		5,829,299
TOTAL CONSUMER DISCRETIONARY		14,860,031
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	649,344
ENERGY - 2.5%
Energy Equipment & Services - 1.2%
Grey Wolf, Inc. 5.31% 4/1/24 (g)	2,300,000	2,890,410
Halliburton Co. 3.125% 7/15/23	4,260,000	7,114,200
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	888,500
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	4,804,920
SESI LLC 1.5% 12/15/26 (d)(f)	2,540,000	2,432,812
		18,130,842
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,214,000
2.75% 11/15/35	6,600,000	6,882,480
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,363,390
Peabody Energy Corp. 4.75% 12/15/66	4,000,000	3,945,000
		19,404,870
TOTAL ENERGY		37,535,712
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Ventas, Inc. 3.875% 11/15/11 (f)	$ 1,000,000	$ 1,066,100
HEALTH CARE - 1.2%
Biotechnology - 0.3%
Amgen, Inc. 0.375% 2/1/13 (f)	5,000,000	4,808,500
Health Care Equipment & Supplies - 0.3%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	2,000,000	2,131,800
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,078,100
		4,209,900
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,126,400
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,967,712
2.5% 10/1/23	2,400,000	4,746,240
Nektar Therapeutics 3.25% 9/28/12	1,000,000	933,470
		8,773,822
TOTAL HEALTH CARE		17,792,222
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,169,260
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,439,658
		4,608,918
Airlines - 0.3%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	2,756,800
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	1,187,530
		3,944,330
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,301,722
Construction & Engineering - 0.4%
Fluor Corp. 1.5% 2/15/24	2,000,000	3,071,725
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,699,276
		6,771,001
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,373,200
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	$ 5,310,000	$ 7,653,834
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	920,639
2.375% 5/15/26	1,000,000	920,639
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,111,377
		2,952,655
Marine - 0.4%
OMI Corp. 2.875% 12/1/24	6,300,000	6,213,375
TOTAL INDUSTRIALS		35,819,035
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.0%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,541,748
Finisar Corp. 2.5% 10/15/10	6,920,000	7,836,900
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,338,500
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	2,001,200
		15,718,348
Computers & Peripherals - 0.6%
EMC Corp. 1.75% 12/1/13 (f)	1,800,000	1,946,250
Hutchinson Technology, Inc. 3.25% 1/15/26	3,000,000	2,765,100
Maxtor Corp. 2.375% 8/15/12	1,200,000	1,979,424
SanDisk Corp. 1% 5/15/13	2,000,000	1,671,800
		8,362,574
Electronic Equipment & Instruments - 1.6%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,242,960
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,161,926
Flextronics International Ltd. 1% 8/1/10	8,420,000	8,208,658
Itron, Inc. 2.5% 8/1/26	5,000,000	5,982,500
Merix Corp. 4% 5/15/13 (f)	1,000,000	920,000
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	1,007,470
Solectron Corp. 0.5% 2/15/34	1,000,000	821,000
Vishay Intertechnology, Inc. 3.625% 8/1/23	4,600,000	4,646,000
		24,990,514
Internet Software & Services - 0.1%
aQuantive, Inc. 2.25% 8/15/24	800,000	1,632,240
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
DST Systems, Inc. 4.125% 8/15/23	$ 3,470,000	$ 5,329,176
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc. 2.5% 5/15/11	2,000,000	2,164,400
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,690,700
Credence Systems Corp. 3.5% 5/15/10 (f)	2,000,000	1,960,000
EMCORE Corp. 5% 5/15/11	1,000,000	985,000
Intel Corp. 2.95% 12/15/35	6,000,000	5,330,220
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	7,445,750
1.875% 12/15/25 (f)	1,250,000	1,955,250
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,259,710
		25,791,030
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	2,090,000
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,152,600
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,069,300
		5,311,900
TOTAL INFORMATION TECHNOLOGY		87,135,782
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,772,680
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,727,400
		5,500,080
TOTAL CONVERTIBLE BONDS		200,358,306
Nonconvertible Bonds - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.2%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	3,124,245
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	$ 2,000,000	$ 2,015,720
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,003,933
		3,019,653
TOTAL FINANCIALS		6,143,898
TOTAL CORPORATE BONDS (Cost $193,133,375)		206,502,204
Common Stocks - 65.9%
	Shares
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.2%
Renault SA	18,800	2,236,372
Winnebago Industries, Inc.	25,200	819,504
		3,055,876
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	2,960,384
Service Corp. International	226,500	2,656,845
Stewart Enterprises, Inc. Class A	205,100	1,622,341
		7,239,570
Hotels, Restaurants & Leisure - 1.6%
Accor SA	22,400	1,978,080
Aristocrat Leisure Ltd.	181,500	2,402,617
Centerplate, Inc. unit	268,800	4,701,312
Gaylord Entertainment Co. (a)	3,900	210,483
Greek Organization of Football Prognostics SA	11,300	399,268
Hilton Hotels Corp.	23,200	818,960
Jollibee Food Corp.	409,500	423,913
McDonald's Corp.	105,849	4,627,718
Minor International PCL (For. Reg.)	1,212,900	395,685
Starwood Hotels & Resorts Worldwide, Inc.	96,000	6,316,800
WMS Industries, Inc. (a)	62,700	2,346,861
		24,621,697
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	72,057	1,137,059
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Black & Decker Corp.	17,100	$ 1,441,017
Cyrela Brazil Realty SA	32,800	303,947
La-Z-Boy, Inc.	95,477	1,313,764
The Stanley Works	65,810	3,657,062
Urbi, Desarrollos Urbanos, SA de CV	215,900	844,164
Whirlpool Corp.	89,300	7,877,153
		16,574,166
Leisure Equipment & Products - 0.4%
Brunswick Corp.	66,500	2,171,225
Eastman Kodak Co.	106,600	2,545,608
MarineMax, Inc. (a)	14,700	335,160
Polaris Industries, Inc. (e)	9,600	459,744
		5,511,737
Media - 1.0%
Charter Communications, Inc. Class A (a)	977,700	2,942,877
CKX, Inc. (a)	90,791	1,194,810
Getty Images, Inc. (a)	29,300	1,536,785
Grupo Televisa SA de CV (CPO) sponsored ADR	21,500	586,735
News Corp.:
Class A	79,500	1,791,135
Class B	87,000	2,074,080
R.H. Donnelley Corp.	49,200	3,520,260
Viacom, Inc. Class B (non-vtg.) (a)	38,165	1,489,962
		15,136,644
Multiline Retail - 0.4%
JCPenney Co., Inc.	34,900	2,830,739
Retail Ventures, Inc. (a)	8,900	181,115
Sears Holdings Corp. (a)	15,500	2,793,875
Tuesday Morning Corp.	68,385	1,076,380
		6,882,109
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,800	726,682
Home Depot, Inc.	81,000	3,207,600
OfficeMax, Inc.	136,400	7,079,160
RadioShack Corp.	54,294	1,355,721
Truworths International Ltd.	17,100	80,426
Williams-Sonoma, Inc.	43,800	1,478,688
		13,928,277
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	86,000	$ 3,870,000
VF Corp.	20,100	1,604,181
		5,474,181
TOTAL CONSUMER DISCRETIONARY		98,424,257
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	340,587
Fomento Economico Mexicano SA de CV sponsored ADR	6,000	661,800
Pernod Ricard SA	5,080	1,048,661
Remy Cointreau SA	16,800	1,114,060
		3,165,108
Food & Staples Retailing - 0.6%
Rite Aid Corp.	351,200	2,096,664
Safeway, Inc.	154,900	5,354,893
Wal-Mart de Mexico SA de CV Series V	252,600	976,350
Winn-Dixie Stores, Inc. (a)	64,100	1,242,899
		9,670,806
Food Products - 1.3%
B&G Foods, Inc. unit	156,900	3,538,095
BioMar Holding AS	47,250	2,181,789
Bunge Ltd.	28,000	2,222,080
Cermaq ASA	137,600	2,579,846
Chiquita Brands International, Inc.	234,337	3,397,887
Marine Harvest ASA (a)	2,090,000	2,555,554
Tyson Foods, Inc. Class A	150,800	2,752,100
		19,227,351
Household Products - 0.2%
Central Garden & Pet Co. (a)	96,600	1,347,570
Central Garden & Pet Co. Class A (non-vtg.) (a)	70,189	984,050
		2,331,620
Personal Products - 0.6%
Avon Products, Inc.	148,000	5,425,680
Playtex Products, Inc. (a)	272,800	3,740,088
		9,165,768
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	99,200	$ 8,360,576
TOTAL CONSUMER STAPLES		51,921,229
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	42,600	3,315,132
GlobalSantaFe Corp.	197,000	11,353,110
National Oilwell Varco, Inc. (a)	166,089	11,566,438
Transocean, Inc. (a)	47,100	3,611,628
		29,846,308
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	105,000	7,093,800
Canadian Natural Resources Ltd.	100,500	5,046,697
Chesapeake Energy Corp.	52,700	1,606,823
CONSOL Energy, Inc.	104,500	3,727,515
EOG Resources, Inc.	63,800	4,321,812
Exxon Mobil Corp.	53,062	3,803,484
Noble Energy, Inc.	132,100	7,604,997
Peabody Energy Corp.	92,400	3,732,960
Plains Exploration & Production Co. (a)	151,500	6,912,945
Range Resources Corp.	113,022	3,608,792
Spectra Energy Corp.	1,733	44,590
Teekay Shipping Corp.	142,050	7,044,260
Valero Energy Corp.	303,361	17,488,762
		72,037,437
TOTAL ENERGY		101,883,745
FINANCIALS - 24.1%
Capital Markets - 1.6%
Bank of New York Co., Inc.	43,800	1,779,156
Franklin Resources, Inc.	16,400	1,925,196
Merrill Lynch & Co., Inc.	67,000	5,606,560
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,247,970
Morgan Stanley	84,800	6,353,216
State Street Corp.	21,500	1,408,465
		24,320,563
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.9%
Cathay General Bancorp	25,346	$ 859,990
Commerce Bancorp, Inc., New Jersey	65,300	2,182,326
East West Bancorp, Inc.	61,231	2,282,079
UCBH Holdings, Inc.	125,600	2,393,936
Wachovia Corp.	91,809	5,083,464
		12,801,795
Consumer Finance - 0.1%
Capital One Financial Corp.	20,900	1,610,972
Diversified Financial Services - 2.2%
Bank of America Corp.	267,314	13,598,263
JPMorgan Chase & Co.	401,704	19,844,178
		33,442,441
Insurance - 4.4%
AFLAC, Inc.	73,100	3,450,320
American International Group, Inc.	189,300	12,702,030
Aspen Insurance Holdings Ltd.	276,400	7,324,600
Axis Capital Holdings Ltd.	224,056	7,575,333
Endurance Specialty Holdings Ltd.	204,071	7,236,358
Everest Re Group Ltd.	77,200	7,504,612
Hartford Financial Services Group, Inc.	37,600	3,555,456
Marsh & McLennan Companies, Inc.	64,100	1,885,822
MetLife, Inc.	47,200	2,980,680
Platinum Underwriters Holdings Ltd.	256,200	8,185,590
Prudential Financial, Inc.	40,200	3,655,788
Universal American Financial Corp. (a)	32,700	627,513
		66,684,102
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	69,700	7,331,743
American Financial Realty Trust (SBI)	204,200	2,266,620
Archstone-Smith Trust	10,400	586,664
AvalonBay Communities, Inc.	29,360	4,038,762
Boston Properties, Inc.	57,614	6,919,441
BRE Properties, Inc. Class A	86,600	5,745,910
British Land Co. PLC	16,600	488,810
CBL & Associates Properties, Inc.	94,840	4,469,809
Corporate Office Properties Trust (SBI)	176,200	8,989,724
DCT Industrial Trust, Inc.	291,351	3,295,180
Developers Diversified Realty Corp.	134,000	8,785,040
Douglas Emmett, Inc.	62,900	1,739,814
Duke Realty LP	302,288	13,318,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Eagle Hospitality Properties Trust, Inc.	300	$ 3,369
Equity Lifestyle Properties, Inc.	31,860	1,792,125
Equity One, Inc.	19,700	528,354
Equity Residential (SBI)	248,180	12,605,062
General Growth Properties, Inc.	267,725	16,981,797
GMH Communities Trust	107,200	1,145,968
Health Care Property Investors, Inc.	107,400	3,949,098
Healthcare Realty Trust, Inc.	15,400	596,596
Home Properties of New York, Inc.	72,400	4,241,192
HomeBanc Mortgage Corp., Georgia	191,600	532,648
Host Hotels & Resorts, Inc.	326,645	8,584,231
Inland Real Estate Corp.	127,200	2,430,792
Kilroy Realty Corp.	21,400	1,762,290
Kimco Realty Corp.	164,838	8,284,758
Kite Realty Group Trust	42,000	850,920
Longview Fibre Co.	57,200	1,408,264
Mission West Properties, Inc.	90,800	1,318,416
Potlatch Corp.	26,130	1,181,076
ProLogis Trust	137,765	9,110,399
Public Storage, Inc.	109,436	11,082,584
Rayonier, Inc.	49,820	2,224,961
Simon Property Group, Inc.	98,810	11,139,839
SL Green Realty Corp.	40,500	5,907,330
Sovran Self Storage, Inc.	53,300	3,103,126
Strategic Hotel & Resorts, Inc.	40,500	851,715
Tanger Factory Outlet Centers, Inc.	109,400	4,395,692
Taubman Centers, Inc.	19,600	1,165,612
Unibail (Reg.)	2,000	578,410
United Dominion Realty Trust, Inc. (SBI)	283,240	9,247,786
Ventas, Inc.	40,050	1,835,492
Vornado Realty Trust	111,350	14,163,720
Washington (REIT) (SBI)	35,400	1,415,292
Weingarten Realty Investors (SBI)	49,700	2,457,168
		214,852,408
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	12,400	551,800
Mitsubishi Estate Co. Ltd.	97,000	3,008,420
		3,560,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	45,600	$ 1,745,568
Fannie Mae	58,100	3,296,013
Hudson City Bancorp, Inc.	183,600	2,460,240
		7,501,821
TOTAL FINANCIALS		364,774,322
HEALTH CARE - 3.3%
Biotechnology - 0.1%
Amgen, Inc. (a)	23,300	1,497,258
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	96,000	4,800,960
Becton, Dickinson & Co.	70,300	5,342,097
C.R. Bard, Inc.	62,500	4,987,500
		15,130,557
Health Care Providers & Services - 0.6%
Acibadem Saglik Hizmetleri AS	84,000	826,327
Brookdale Senior Living, Inc.	98,900	4,669,069
Bumrungrad Hospital PCL (For. Reg.)	346,100	376,362
Capital Senior Living Corp. (a)	26,200	282,436
DaVita, Inc. (a)	49,900	2,722,045
Henry Schein, Inc. (a)	800	41,736
Sun Healthcare Group, Inc. (a)	42,700	561,505
		9,479,480
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	67,200	3,042,144
Pharmaceuticals - 1.4%
Merck & Co., Inc.	209,400	9,247,104
MGI Pharma, Inc. (a)	103,000	2,185,660
Pfizer, Inc.	280,600	7,003,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	60,000	2,133,600
		20,570,140
TOTAL HEALTH CARE		49,719,579
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	41,900	3,203,674
Honeywell International, Inc.	148,900	6,914,916
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	22,800	$ 2,074,116
United Technologies Corp.	105,900	6,950,217
		19,142,923
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	8,800	448,448
United Parcel Service, Inc. Class B	37,300	2,618,087
		3,066,535
Building Products - 0.1%
Masco Corp.	74,100	2,211,885
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc.	124,000	1,589,680
The Brink's Co.	26,700	1,581,441
The Geo Group, Inc. (a)	14,950	699,511
Waste Management, Inc.	46,300	1,576,515
		5,447,147
Construction & Engineering - 0.7%
Fluor Corp.	86,535	7,309,611
Shaw Group, Inc. (a)	120,600	3,712,068
		11,021,679
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	14,200	1,302,708
Industrial Conglomerates - 0.3%
Tyco International Ltd.	129,000	3,977,070
Machinery - 1.2%
Deere & Co.	37,500	4,065,750
Dover Corp.	30,500	1,457,595
Flowserve Corp. (a)	41,106	2,134,224
Oshkosh Truck Co.	38,800	2,081,620
SPX Corp.	115,400	8,066,460
		17,805,649
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	33,400	2,644,946
Con-way, Inc.	77,600	3,810,160
Kansas City Southern	1,803	57,768
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	37,600	$ 1,680,344
Union Pacific Corp.	37,100	3,659,173
		11,852,391
TOTAL INDUSTRIALS		75,827,987
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	110,500	1,417,715
Comverse Technology, Inc. (a)	83,500	1,835,330
Motorola, Inc.	184,300	3,413,236
Nokia Corp. sponsored ADR	163,000	3,558,290
		10,224,571
Computers & Peripherals - 1.9%
Dell, Inc. (a)	109,700	2,506,645
Hewlett-Packard Co.	105,700	4,162,466
Intermec, Inc. (a)	144,900	3,245,760
International Business Machines Corp.	68,200	6,343,282
NCR Corp. (a)	130,400	6,024,480
QLogic Corp.	104,500	1,838,155
Seagate Technology	201,200	5,412,280
		29,533,068
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	74,300	2,356,796
Amphenol Corp. Class A	117,500	7,583,450
Arrow Electronics, Inc. (a)	149,900	5,744,168
Avnet, Inc. (a)	117,600	4,300,632
Flextronics International Ltd. (a)	279,200	3,051,656
Ingram Micro, Inc. Class A (a)	79,400	1,542,742
Jabil Circuit, Inc.	55,600	1,485,632
Molex, Inc.	82,300	2,413,859
Vishay Intertechnology, Inc. (a)	153,600	2,188,800
		30,667,735
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	8,100	3,640,545
VeriSign, Inc. (a)	128,000	3,238,400
Yahoo!, Inc. (a)	121,900	3,761,834
		10,640,779
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Mastercard, Inc. Class A	23,400	$ 2,508,012
Satyam Computer Services Ltd. sponsored ADR	81,300	1,752,828
		4,260,840
Office Electronics - 0.2%
Xerox Corp.	162,600	2,808,102
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	38,400	1,392,000
Applied Materials, Inc.	195,400	3,628,578
ASML Holding NV (NY Shares) (a)	144,900	3,561,642
Atmel Corp. (a)	428,900	2,376,106
Axcelis Technologies, Inc. (a)	198,300	1,443,624
Broadcom Corp. Class A (a)	57,500	1,960,175
Brooks Automation, Inc. (a)	101,400	1,574,742
Cypress Semiconductor Corp. (a)	11,400	216,600
Fairchild Semiconductor International, Inc. (a)	131,500	2,460,365
FormFactor, Inc. (a)	68,900	2,945,475
Hittite Microwave Corp. (a)	35,500	1,488,870
Integrated Device Technology, Inc. (a)	65,100	1,055,922
Intel Corp.	158,000	3,136,300
Intersil Corp. Class A	72,200	1,909,690
Lam Research Corp. (a)	47,600	2,125,816
Linear Technology Corp.	69,600	2,310,024
Maxim Integrated Products, Inc.	87,200	2,855,800
Microchip Technology, Inc.	43,200	1,537,920
National Semiconductor Corp.	165,000	4,227,300
ON Semiconductor Corp. (a)	453,300	4,451,406
Teradyne, Inc. (a)	217,300	3,502,876
Volterra Semiconductor Corp. (a)	52,200	734,976
		50,896,207
Software - 1.0%
Hyperion Solutions Corp. (a)	75,000	3,213,000
Microsoft Corp.	134,800	3,797,316
Nintendo Co. Ltd.	7,800	2,062,631
Symantec Corp. (a)	119,200	2,038,320
Ubisoft Entertainment SA (a)	97,704	4,305,576
		15,416,843
TOTAL INFORMATION TECHNOLOGY		154,448,145
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Chemicals - 0.7%
Agrium, Inc.	60,900	$ 2,337,481
Ashland, Inc.	38,300	2,511,714
Celanese Corp. Class A	61,400	1,754,812
Monsanto Co.	57,200	3,013,868
		9,617,875
Metals & Mining - 0.8%
Alcoa, Inc.	105,600	3,528,096
Titanium Metals Corp.	251,200	8,766,880
		12,294,976
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	37,775	1,401,453
TOTAL MATERIALS		23,314,304
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	549,615	20,225,827
CenturyTel, Inc.	48,689	2,178,833
Level 3 Communications, Inc. (a)	287,274	1,887,390
Verizon Communications, Inc.	138,100	5,169,083
		29,461,133
Wireless Telecommunication Services - 1.0%
America Movil SA de CV Series L sponsored ADR	35,500	1,554,900
American Tower Corp. Class A (a)	68,600	2,657,564
Bharti Airtel Ltd. (a)	43,568	713,941
Cellcom Israel Ltd.	20,700	380,880
Crown Castle International Corp. (a)	64,800	2,122,848
MTN Group Ltd.	101,200	1,231,927
Orascom Telecom Holding SAE GDR	5,371	379,193
Partner Communications Co. Ltd. ADR	17,418	238,104
SBA Communications Corp. Class A (a)	93,900	2,532,483
Sprint Nextel Corp.	198,200	3,821,296
		15,633,136
TOTAL TELECOMMUNICATION SERVICES		45,094,269
Common Stocks - continued
	Shares	Value
UTILITIES - 2.1%
Electric Utilities - 0.5%
Entergy Corp.	41,300	$ 4,076,310
PPL Corp.	92,700	3,524,454
		7,600,764
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	357,200	7,615,504
Constellation Energy Group, Inc.	100,400	7,898,468
		15,513,972
Multi-Utilities - 0.6%
CMS Energy Corp.	257,100	4,486,395
Sempra Energy	58,900	3,536,945
		8,023,340
TOTAL UTILITIES		31,138,076
TOTAL COMMON STOCKS (Cost $849,368,779)		996,545,913
Preferred Stocks - 14.6%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Corp.:
Series A, 4.50%	41,400	1,033,758
Series C, 6.25%	98,500	2,300,960
		3,334,718
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	447,935
TOTAL CONSUMER DISCRETIONARY		3,782,653
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
4.50%	20,500	1,991,063
6.25%	8,000	2,080,400
El Paso Corp. 4.99%	10,000	12,783,474
		16,854,937
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	$ 1,890,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	1,085,760
TOTAL FINANCIALS		2,975,760
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,483,491
5.125%	1,000	1,279,480
		2,762,971
MATERIALS - 0.9%
Chemicals - 0.6%
Celanese Corp. 4.25%	252,600	9,699,840
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	63,510	2,429,258
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,419,503
TOTAL MATERIALS		13,548,601
UTILITIES - 1.3%
Electric Utilities - 0.6%
AES Trust VII 6.00%	180,700	8,989,825
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	6,792,162
Series A, 5.75%	1,000	303,470
		7,095,632
Multi-Utilities - 0.2%
CMS Energy Corp. 4.50%	33,000	3,006,300
TOTAL UTILITIES		19,091,757
TOTAL CONVERTIBLE PREFERRED STOCKS		59,016,679
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 10.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	$ 988,000
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,027,500
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	987,500
Devon Energy Corp. 6.49%	13,750	1,401,125
		2,388,625
FINANCIALS - 7.2%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	772,500
Series G, 5.49%	15,000	749,250
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,166,800
Series C, 4.9931%	40,000	1,044,800
Series D	160,000	4,208,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,409,601
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,078,000
Morgan Stanley Capital Trust IV 6.60%	80,000	2,033,600
		19,462,551
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	488,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,010,808
Barclays Bank PLC Series 2, 6.625%	40,000	1,044,800
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,250,000
Keycorp Capital IX 6.75%	40,000	1,028,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	1,006,400
Santander Finance Preferred SA Unipersonal (f)	40,000	1,000,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,738,470
6.50% (f)	40,000	1,010,000
6.80% (f)	80,000	2,032,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware Series B	40,000	$ 1,064,000
USB Capital XII 6.30%	80,000	1,992,000
		18,664,478
Consumer Finance - 0.5%
Ford Motor Credit Co. 7.375%	40,000	875,200
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,096,800
Series H, 6.50%	40,000	1,082,000
SLM Corp.:
4.07%	10,000	1,046,250
Series A, 6.97%	43,400	2,300,200
		7,400,450
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D	20,000	533,000
Series E	40,000	1,040,000
CIT Group, Inc. Series B, 5.189%	15,000	1,506,900
Citigroup Capital XVI Series C, 6.45%	120,000	3,012,000
Citigroup Capital XVII 6.35%	80,000	1,988,000
Deutsche Bank Capital Funding Trust VIII 6.375%	40,000	1,032,000
General Electric Capital Corp. 6.05%	80,000	2,029,600
		11,141,500
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	1,060,000
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,117,200
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,409,370
Hospitality Properties Trust Series C, 7.00%	100,000	2,490,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	543,000
Public Storage, Inc. Series M, 6.625%	80,000	1,986,400
Vornado Realty Trust Series E, 7.00%	40,000	1,027,200
		10,573,170
Thrifts & Mortgage Finance - 2.7%
Countrywide Capital V 7.00%	80,000	1,972,000
Fannie Mae:
5.10%	15,400	644,875
7.00%	42,200	2,267,406
Series H, 5.81%	71,200	3,574,952
Series I, 5.375%	5,000	246,750
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series L, 5.125%	90,900	$ 4,304,115
Series N, 5.50%	92,650	4,586,175
Freddie Mac:
5.57%	320,000	8,198,400
5.90%	40,000	1,054,000
Series F, 5.00%	58,500	2,813,850
Series H, 5.10%	10,300	499,550
Series K, 5.79%	35,200	1,774,784
Series O, 5.81%	19,500	999,375
Series R, 5.70%	107,000	5,376,750
Series S, adj. rate	10,000	528,500
Series T 6.42%	10,000	532,200
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,208,000
		41,581,682
TOTAL FINANCIALS		109,883,831
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	848,925
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	491,200
TOTAL MATERIALS		1,340,125
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	240,000	5,976,000
UTILITIES - 2.6%
Electric Utilities - 2.3%
Alabama Power Co.:
5.20%	120,000	2,901,600
5.30%	88,600	2,243,352
5.625%	80,000	2,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	$ 1,034,700
Duquesne Light Co. 6.50%	106,050	5,356,586
Entergy Louisiana LLC 6.95%	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	487,400
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	384,475
Series B, 5.50%	61,900	1,486,219
Series D 5.00%	69,200	1,574,300
PPL Electric Utilities Corp. 6.25%	80,000	2,080,000
Southern California Edison Co.:
4.78%	46,500	1,023,000
5.349%	40,000	4,010,000
6.125%	35,000	3,556,875
Series B, 4.08%	27,271	533,148
Series C:
4.24%	94,600	2,029,170
6.00%	20,000	2,040,000
Series D, 4.32%	70,000	1,421,000
		34,908,075
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	324,360
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,640,860
San Diego Gas & Electric Co. 1.70%	67,548	1,760,470
		4,401,330
TOTAL UTILITIES		39,633,765
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161,237,846
TOTAL PREFERRED STOCKS (Cost $206,994,528)		220,254,525
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 3,174,142
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	1,043,590
		4,217,732
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,086,856
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	2,032,368
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		8,336,956
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	96,584,115	96,584,115
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	149,250	149,250
TOTAL MONEY MARKET FUNDS (Cost $96,733,365)		96,733,365
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,354,230,047)		1,528,372,963
NET OTHER ASSETS - (1.0)%		(15,711,467)
NET ASSETS - 100%		$ 1,512,661,496
Security Type Abbreviation
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,905,918 or 4.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,158,141
Fidelity Securities Lending Cash Central Fund	558
Total	$ 1,158,699
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,355,922,370. Net unrealized appreciation aggregated $172,450,593, of which $190,523,430 related to appreciated investment securities and $18,072,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2007

1.814340.102

ASDI-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.6%
	Principal Amount	Value
Convertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 970,000	$ 1,085,721
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. 1.132% 4/29/33 (d)	5,820,000	4,051,011
Six Flags, Inc. 4.5% 5/15/15	3,300,000	3,894,000
		7,945,011
Media - 0.4%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	70,000	99,939
5.875% 11/16/09	4,013,000	5,729,360
		5,829,299
TOTAL CONSUMER DISCRETIONARY		14,860,031
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	649,344
ENERGY - 2.5%
Energy Equipment & Services - 1.2%
Grey Wolf, Inc. 5.31% 4/1/24 (g)	2,300,000	2,890,410
Halliburton Co. 3.125% 7/15/23	4,260,000	7,114,200
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	888,500
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	4,804,920
SESI LLC 1.5% 12/15/26 (d)(f)	2,540,000	2,432,812
		18,130,842
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,214,000
2.75% 11/15/35	6,600,000	6,882,480
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,363,390
Peabody Energy Corp. 4.75% 12/15/66	4,000,000	3,945,000
		19,404,870
TOTAL ENERGY		37,535,712
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Ventas, Inc. 3.875% 11/15/11 (f)	$ 1,000,000	$ 1,066,100
HEALTH CARE - 1.2%
Biotechnology - 0.3%
Amgen, Inc. 0.375% 2/1/13 (f)	5,000,000	4,808,500
Health Care Equipment & Supplies - 0.3%
Beckman Coulter, Inc. 2.5% 12/15/36 (f)	2,000,000	2,131,800
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,078,100
		4,209,900
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (f)	1,000,000	1,126,400
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,967,712
2.5% 10/1/23	2,400,000	4,746,240
Nektar Therapeutics 3.25% 9/28/12	1,000,000	933,470
		8,773,822
TOTAL HEALTH CARE		17,792,222
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,169,260
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,439,658
		4,608,918
Airlines - 0.3%
UAL Corp. 4.5% 6/30/21 (f)	2,000,000	2,756,800
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	1,187,530
		3,944,330
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,301,722
Construction & Engineering - 0.4%
Fluor Corp. 1.5% 2/15/24	2,000,000	3,071,725
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,699,276
		6,771,001
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,373,200
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 3.125% 1/15/23	$ 5,310,000	$ 7,653,834
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	920,639
2.375% 5/15/26	1,000,000	920,639
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,111,377
		2,952,655
Marine - 0.4%
OMI Corp. 2.875% 12/1/24	6,300,000	6,213,375
TOTAL INDUSTRIALS		35,819,035
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.0%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,541,748
Finisar Corp. 2.5% 10/15/10	6,920,000	7,836,900
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,338,500
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	2,001,200
		15,718,348
Computers & Peripherals - 0.6%
EMC Corp. 1.75% 12/1/13 (f)	1,800,000	1,946,250
Hutchinson Technology, Inc. 3.25% 1/15/26	3,000,000	2,765,100
Maxtor Corp. 2.375% 8/15/12	1,200,000	1,979,424
SanDisk Corp. 1% 5/15/13	2,000,000	1,671,800
		8,362,574
Electronic Equipment & Instruments - 1.6%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,242,960
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,161,926
Flextronics International Ltd. 1% 8/1/10	8,420,000	8,208,658
Itron, Inc. 2.5% 8/1/26	5,000,000	5,982,500
Merix Corp. 4% 5/15/13 (f)	1,000,000	920,000
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	1,007,470
Solectron Corp. 0.5% 2/15/34	1,000,000	821,000
Vishay Intertechnology, Inc. 3.625% 8/1/23	4,600,000	4,646,000
		24,990,514
Internet Software & Services - 0.1%
aQuantive, Inc. 2.25% 8/15/24	800,000	1,632,240
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
DST Systems, Inc. 4.125% 8/15/23	$ 3,470,000	$ 5,329,176
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc. 2.5% 5/15/11	2,000,000	2,164,400
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,690,700
Credence Systems Corp. 3.5% 5/15/10 (f)	2,000,000	1,960,000
EMCORE Corp. 5% 5/15/11	1,000,000	985,000
Intel Corp. 2.95% 12/15/35	6,000,000	5,330,220
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	7,445,750
1.875% 12/15/25 (f)	1,250,000	1,955,250
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,259,710
		25,791,030
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	2,090,000
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,152,600
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,069,300
		5,311,900
TOTAL INFORMATION TECHNOLOGY		87,135,782
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,772,680
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,727,400
		5,500,080
TOTAL CONVERTIBLE BONDS		200,358,306
Nonconvertible Bonds - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.2%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	3,124,245
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	$ 2,000,000	$ 2,015,720
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,003,933
		3,019,653
TOTAL FINANCIALS		6,143,898
TOTAL CORPORATE BONDS (Cost $193,133,375)		206,502,204
Common Stocks - 65.9%
	Shares
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.2%
Renault SA	18,800	2,236,372
Winnebago Industries, Inc.	25,200	819,504
		3,055,876
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	2,960,384
Service Corp. International	226,500	2,656,845
Stewart Enterprises, Inc. Class A	205,100	1,622,341
		7,239,570
Hotels, Restaurants & Leisure - 1.6%
Accor SA	22,400	1,978,080
Aristocrat Leisure Ltd.	181,500	2,402,617
Centerplate, Inc. unit	268,800	4,701,312
Gaylord Entertainment Co. (a)	3,900	210,483
Greek Organization of Football Prognostics SA	11,300	399,268
Hilton Hotels Corp.	23,200	818,960
Jollibee Food Corp.	409,500	423,913
McDonald's Corp.	105,849	4,627,718
Minor International PCL (For. Reg.)	1,212,900	395,685
Starwood Hotels & Resorts Worldwide, Inc.	96,000	6,316,800
WMS Industries, Inc. (a)	62,700	2,346,861
		24,621,697
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	72,057	1,137,059
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Black & Decker Corp.	17,100	$ 1,441,017
Cyrela Brazil Realty SA	32,800	303,947
La-Z-Boy, Inc.	95,477	1,313,764
The Stanley Works	65,810	3,657,062
Urbi, Desarrollos Urbanos, SA de CV	215,900	844,164
Whirlpool Corp.	89,300	7,877,153
		16,574,166
Leisure Equipment & Products - 0.4%
Brunswick Corp.	66,500	2,171,225
Eastman Kodak Co.	106,600	2,545,608
MarineMax, Inc. (a)	14,700	335,160
Polaris Industries, Inc. (e)	9,600	459,744
		5,511,737
Media - 1.0%
Charter Communications, Inc. Class A (a)	977,700	2,942,877
CKX, Inc. (a)	90,791	1,194,810
Getty Images, Inc. (a)	29,300	1,536,785
Grupo Televisa SA de CV (CPO) sponsored ADR	21,500	586,735
News Corp.:
Class A	79,500	1,791,135
Class B	87,000	2,074,080
R.H. Donnelley Corp.	49,200	3,520,260
Viacom, Inc. Class B (non-vtg.) (a)	38,165	1,489,962
		15,136,644
Multiline Retail - 0.4%
JCPenney Co., Inc.	34,900	2,830,739
Retail Ventures, Inc. (a)	8,900	181,115
Sears Holdings Corp. (a)	15,500	2,793,875
Tuesday Morning Corp.	68,385	1,076,380
		6,882,109
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,800	726,682
Home Depot, Inc.	81,000	3,207,600
OfficeMax, Inc.	136,400	7,079,160
RadioShack Corp.	54,294	1,355,721
Truworths International Ltd.	17,100	80,426
Williams-Sonoma, Inc.	43,800	1,478,688
		13,928,277
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	86,000	$ 3,870,000
VF Corp.	20,100	1,604,181
		5,474,181
TOTAL CONSUMER DISCRETIONARY		98,424,257
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,000	340,587
Fomento Economico Mexicano SA de CV sponsored ADR	6,000	661,800
Pernod Ricard SA	5,080	1,048,661
Remy Cointreau SA	16,800	1,114,060
		3,165,108
Food & Staples Retailing - 0.6%
Rite Aid Corp.	351,200	2,096,664
Safeway, Inc.	154,900	5,354,893
Wal-Mart de Mexico SA de CV Series V	252,600	976,350
Winn-Dixie Stores, Inc. (a)	64,100	1,242,899
		9,670,806
Food Products - 1.3%
B&G Foods, Inc. unit	156,900	3,538,095
BioMar Holding AS	47,250	2,181,789
Bunge Ltd.	28,000	2,222,080
Cermaq ASA	137,600	2,579,846
Chiquita Brands International, Inc.	234,337	3,397,887
Marine Harvest ASA (a)	2,090,000	2,555,554
Tyson Foods, Inc. Class A	150,800	2,752,100
		19,227,351
Household Products - 0.2%
Central Garden & Pet Co. (a)	96,600	1,347,570
Central Garden & Pet Co. Class A (non-vtg.) (a)	70,189	984,050
		2,331,620
Personal Products - 0.6%
Avon Products, Inc.	148,000	5,425,680
Playtex Products, Inc. (a)	272,800	3,740,088
		9,165,768
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	99,200	$ 8,360,576
TOTAL CONSUMER STAPLES		51,921,229
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc.	42,600	3,315,132
GlobalSantaFe Corp.	197,000	11,353,110
National Oilwell Varco, Inc. (a)	166,089	11,566,438
Transocean, Inc. (a)	47,100	3,611,628
		29,846,308
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	105,000	7,093,800
Canadian Natural Resources Ltd.	100,500	5,046,697
Chesapeake Energy Corp.	52,700	1,606,823
CONSOL Energy, Inc.	104,500	3,727,515
EOG Resources, Inc.	63,800	4,321,812
Exxon Mobil Corp.	53,062	3,803,484
Noble Energy, Inc.	132,100	7,604,997
Peabody Energy Corp.	92,400	3,732,960
Plains Exploration & Production Co. (a)	151,500	6,912,945
Range Resources Corp.	113,022	3,608,792
Spectra Energy Corp.	1,733	44,590
Teekay Shipping Corp.	142,050	7,044,260
Valero Energy Corp.	303,361	17,488,762
		72,037,437
TOTAL ENERGY		101,883,745
FINANCIALS - 24.1%
Capital Markets - 1.6%
Bank of New York Co., Inc.	43,800	1,779,156
Franklin Resources, Inc.	16,400	1,925,196
Merrill Lynch & Co., Inc.	67,000	5,606,560
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	7,247,970
Morgan Stanley	84,800	6,353,216
State Street Corp.	21,500	1,408,465
		24,320,563
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.9%
Cathay General Bancorp	25,346	$ 859,990
Commerce Bancorp, Inc., New Jersey	65,300	2,182,326
East West Bancorp, Inc.	61,231	2,282,079
UCBH Holdings, Inc.	125,600	2,393,936
Wachovia Corp.	91,809	5,083,464
		12,801,795
Consumer Finance - 0.1%
Capital One Financial Corp.	20,900	1,610,972
Diversified Financial Services - 2.2%
Bank of America Corp.	267,314	13,598,263
JPMorgan Chase & Co.	401,704	19,844,178
		33,442,441
Insurance - 4.4%
AFLAC, Inc.	73,100	3,450,320
American International Group, Inc.	189,300	12,702,030
Aspen Insurance Holdings Ltd.	276,400	7,324,600
Axis Capital Holdings Ltd.	224,056	7,575,333
Endurance Specialty Holdings Ltd.	204,071	7,236,358
Everest Re Group Ltd.	77,200	7,504,612
Hartford Financial Services Group, Inc.	37,600	3,555,456
Marsh & McLennan Companies, Inc.	64,100	1,885,822
MetLife, Inc.	47,200	2,980,680
Platinum Underwriters Holdings Ltd.	256,200	8,185,590
Prudential Financial, Inc.	40,200	3,655,788
Universal American Financial Corp. (a)	32,700	627,513
		66,684,102
Real Estate Investment Trusts - 14.2%
Alexandria Real Estate Equities, Inc.	69,700	7,331,743
American Financial Realty Trust (SBI)	204,200	2,266,620
Archstone-Smith Trust	10,400	586,664
AvalonBay Communities, Inc.	29,360	4,038,762
Boston Properties, Inc.	57,614	6,919,441
BRE Properties, Inc. Class A	86,600	5,745,910
British Land Co. PLC	16,600	488,810
CBL & Associates Properties, Inc.	94,840	4,469,809
Corporate Office Properties Trust (SBI)	176,200	8,989,724
DCT Industrial Trust, Inc.	291,351	3,295,180
Developers Diversified Realty Corp.	134,000	8,785,040
Douglas Emmett, Inc.	62,900	1,739,814
Duke Realty LP	302,288	13,318,809
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Eagle Hospitality Properties Trust, Inc.	300	$ 3,369
Equity Lifestyle Properties, Inc.	31,860	1,792,125
Equity One, Inc.	19,700	528,354
Equity Residential (SBI)	248,180	12,605,062
General Growth Properties, Inc.	267,725	16,981,797
GMH Communities Trust	107,200	1,145,968
Health Care Property Investors, Inc.	107,400	3,949,098
Healthcare Realty Trust, Inc.	15,400	596,596
Home Properties of New York, Inc.	72,400	4,241,192
HomeBanc Mortgage Corp., Georgia	191,600	532,648
Host Hotels & Resorts, Inc.	326,645	8,584,231
Inland Real Estate Corp.	127,200	2,430,792
Kilroy Realty Corp.	21,400	1,762,290
Kimco Realty Corp.	164,838	8,284,758
Kite Realty Group Trust	42,000	850,920
Longview Fibre Co.	57,200	1,408,264
Mission West Properties, Inc.	90,800	1,318,416
Potlatch Corp.	26,130	1,181,076
ProLogis Trust	137,765	9,110,399
Public Storage, Inc.	109,436	11,082,584
Rayonier, Inc.	49,820	2,224,961
Simon Property Group, Inc.	98,810	11,139,839
SL Green Realty Corp.	40,500	5,907,330
Sovran Self Storage, Inc.	53,300	3,103,126
Strategic Hotel & Resorts, Inc.	40,500	851,715
Tanger Factory Outlet Centers, Inc.	109,400	4,395,692
Taubman Centers, Inc.	19,600	1,165,612
Unibail (Reg.)	2,000	578,410
United Dominion Realty Trust, Inc. (SBI)	283,240	9,247,786
Ventas, Inc.	40,050	1,835,492
Vornado Realty Trust	111,350	14,163,720
Washington (REIT) (SBI)	35,400	1,415,292
Weingarten Realty Investors (SBI)	49,700	2,457,168
		214,852,408
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	12,400	551,800
Mitsubishi Estate Co. Ltd.	97,000	3,008,420
		3,560,220
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	45,600	$ 1,745,568
Fannie Mae	58,100	3,296,013
Hudson City Bancorp, Inc.	183,600	2,460,240
		7,501,821
TOTAL FINANCIALS		364,774,322
HEALTH CARE - 3.3%
Biotechnology - 0.1%
Amgen, Inc. (a)	23,300	1,497,258
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	96,000	4,800,960
Becton, Dickinson & Co.	70,300	5,342,097
C.R. Bard, Inc.	62,500	4,987,500
		15,130,557
Health Care Providers & Services - 0.6%
Acibadem Saglik Hizmetleri AS	84,000	826,327
Brookdale Senior Living, Inc.	98,900	4,669,069
Bumrungrad Hospital PCL (For. Reg.)	346,100	376,362
Capital Senior Living Corp. (a)	26,200	282,436
DaVita, Inc. (a)	49,900	2,722,045
Henry Schein, Inc. (a)	800	41,736
Sun Healthcare Group, Inc. (a)	42,700	561,505
		9,479,480
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	67,200	3,042,144
Pharmaceuticals - 1.4%
Merck & Co., Inc.	209,400	9,247,104
MGI Pharma, Inc. (a)	103,000	2,185,660
Pfizer, Inc.	280,600	7,003,776
Teva Pharmaceutical Industries Ltd. sponsored ADR	60,000	2,133,600
		20,570,140
TOTAL HEALTH CARE		49,719,579
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	41,900	3,203,674
Honeywell International, Inc.	148,900	6,914,916
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	22,800	$ 2,074,116
United Technologies Corp.	105,900	6,950,217
		19,142,923
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	8,800	448,448
United Parcel Service, Inc. Class B	37,300	2,618,087
		3,066,535
Building Products - 0.1%
Masco Corp.	74,100	2,211,885
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc.	124,000	1,589,680
The Brink's Co.	26,700	1,581,441
The Geo Group, Inc. (a)	14,950	699,511
Waste Management, Inc.	46,300	1,576,515
		5,447,147
Construction & Engineering - 0.7%
Fluor Corp.	86,535	7,309,611
Shaw Group, Inc. (a)	120,600	3,712,068
		11,021,679
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	14,200	1,302,708
Industrial Conglomerates - 0.3%
Tyco International Ltd.	129,000	3,977,070
Machinery - 1.2%
Deere & Co.	37,500	4,065,750
Dover Corp.	30,500	1,457,595
Flowserve Corp. (a)	41,106	2,134,224
Oshkosh Truck Co.	38,800	2,081,620
SPX Corp.	115,400	8,066,460
		17,805,649
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	33,400	2,644,946
Con-way, Inc.	77,600	3,810,160
Kansas City Southern	1,803	57,768
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	37,600	$ 1,680,344
Union Pacific Corp.	37,100	3,659,173
		11,852,391
TOTAL INDUSTRIALS		75,827,987
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	110,500	1,417,715
Comverse Technology, Inc. (a)	83,500	1,835,330
Motorola, Inc.	184,300	3,413,236
Nokia Corp. sponsored ADR	163,000	3,558,290
		10,224,571
Computers & Peripherals - 1.9%
Dell, Inc. (a)	109,700	2,506,645
Hewlett-Packard Co.	105,700	4,162,466
Intermec, Inc. (a)	144,900	3,245,760
International Business Machines Corp.	68,200	6,343,282
NCR Corp. (a)	130,400	6,024,480
QLogic Corp.	104,500	1,838,155
Seagate Technology	201,200	5,412,280
		29,533,068
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	74,300	2,356,796
Amphenol Corp. Class A	117,500	7,583,450
Arrow Electronics, Inc. (a)	149,900	5,744,168
Avnet, Inc. (a)	117,600	4,300,632
Flextronics International Ltd. (a)	279,200	3,051,656
Ingram Micro, Inc. Class A (a)	79,400	1,542,742
Jabil Circuit, Inc.	55,600	1,485,632
Molex, Inc.	82,300	2,413,859
Vishay Intertechnology, Inc. (a)	153,600	2,188,800
		30,667,735
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	8,100	3,640,545
VeriSign, Inc. (a)	128,000	3,238,400
Yahoo!, Inc. (a)	121,900	3,761,834
		10,640,779
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Mastercard, Inc. Class A	23,400	$ 2,508,012
Satyam Computer Services Ltd. sponsored ADR	81,300	1,752,828
		4,260,840
Office Electronics - 0.2%
Xerox Corp.	162,600	2,808,102
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	38,400	1,392,000
Applied Materials, Inc.	195,400	3,628,578
ASML Holding NV (NY Shares) (a)	144,900	3,561,642
Atmel Corp. (a)	428,900	2,376,106
Axcelis Technologies, Inc. (a)	198,300	1,443,624
Broadcom Corp. Class A (a)	57,500	1,960,175
Brooks Automation, Inc. (a)	101,400	1,574,742
Cypress Semiconductor Corp. (a)	11,400	216,600
Fairchild Semiconductor International, Inc. (a)	131,500	2,460,365
FormFactor, Inc. (a)	68,900	2,945,475
Hittite Microwave Corp. (a)	35,500	1,488,870
Integrated Device Technology, Inc. (a)	65,100	1,055,922
Intel Corp.	158,000	3,136,300
Intersil Corp. Class A	72,200	1,909,690
Lam Research Corp. (a)	47,600	2,125,816
Linear Technology Corp.	69,600	2,310,024
Maxim Integrated Products, Inc.	87,200	2,855,800
Microchip Technology, Inc.	43,200	1,537,920
National Semiconductor Corp.	165,000	4,227,300
ON Semiconductor Corp. (a)	453,300	4,451,406
Teradyne, Inc. (a)	217,300	3,502,876
Volterra Semiconductor Corp. (a)	52,200	734,976
		50,896,207
Software - 1.0%
Hyperion Solutions Corp. (a)	75,000	3,213,000
Microsoft Corp.	134,800	3,797,316
Nintendo Co. Ltd.	7,800	2,062,631
Symantec Corp. (a)	119,200	2,038,320
Ubisoft Entertainment SA (a)	97,704	4,305,576
		15,416,843
TOTAL INFORMATION TECHNOLOGY		154,448,145
Common Stocks - continued
	Shares	Value
MATERIALS - 1.6%
Chemicals - 0.7%
Agrium, Inc.	60,900	$ 2,337,481
Ashland, Inc.	38,300	2,511,714
Celanese Corp. Class A	61,400	1,754,812
Monsanto Co.	57,200	3,013,868
		9,617,875
Metals & Mining - 0.8%
Alcoa, Inc.	105,600	3,528,096
Titanium Metals Corp.	251,200	8,766,880
		12,294,976
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	37,775	1,401,453
TOTAL MATERIALS		23,314,304
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	549,615	20,225,827
CenturyTel, Inc.	48,689	2,178,833
Level 3 Communications, Inc. (a)	287,274	1,887,390
Verizon Communications, Inc.	138,100	5,169,083
		29,461,133
Wireless Telecommunication Services - 1.0%
America Movil SA de CV Series L sponsored ADR	35,500	1,554,900
American Tower Corp. Class A (a)	68,600	2,657,564
Bharti Airtel Ltd. (a)	43,568	713,941
Cellcom Israel Ltd.	20,700	380,880
Crown Castle International Corp. (a)	64,800	2,122,848
MTN Group Ltd.	101,200	1,231,927
Orascom Telecom Holding SAE GDR	5,371	379,193
Partner Communications Co. Ltd. ADR	17,418	238,104
SBA Communications Corp. Class A (a)	93,900	2,532,483
Sprint Nextel Corp.	198,200	3,821,296
		15,633,136
TOTAL TELECOMMUNICATION SERVICES		45,094,269
Common Stocks - continued
	Shares	Value
UTILITIES - 2.1%
Electric Utilities - 0.5%
Entergy Corp.	41,300	$ 4,076,310
PPL Corp.	92,700	3,524,454
		7,600,764
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	357,200	7,615,504
Constellation Energy Group, Inc.	100,400	7,898,468
		15,513,972
Multi-Utilities - 0.6%
CMS Energy Corp.	257,100	4,486,395
Sempra Energy	58,900	3,536,945
		8,023,340
TOTAL UTILITIES		31,138,076
TOTAL COMMON STOCKS (Cost $849,368,779)		996,545,913
Preferred Stocks - 14.6%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Corp.:
Series A, 4.50%	41,400	1,033,758
Series C, 6.25%	98,500	2,300,960
		3,334,718
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	447,935
TOTAL CONSUMER DISCRETIONARY		3,782,653
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp.:
4.50%	20,500	1,991,063
6.25%	8,000	2,080,400
El Paso Corp. 4.99%	10,000	12,783,474
		16,854,937
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	$ 1,890,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	1,085,760
TOTAL FINANCIALS		2,975,760
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern:
4.25%	1,370	1,483,491
5.125%	1,000	1,279,480
		2,762,971
MATERIALS - 0.9%
Chemicals - 0.6%
Celanese Corp. 4.25%	252,600	9,699,840
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	63,510	2,429,258
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,419,503
TOTAL MATERIALS		13,548,601
UTILITIES - 1.3%
Electric Utilities - 0.6%
AES Trust VII 6.00%	180,700	8,989,825
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	6,792,162
Series A, 5.75%	1,000	303,470
		7,095,632
Multi-Utilities - 0.2%
CMS Energy Corp. 4.50%	33,000	3,006,300
TOTAL UTILITIES		19,091,757
TOTAL CONVERTIBLE PREFERRED STOCKS		59,016,679
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 10.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	$ 988,000
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,027,500
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	987,500
Devon Energy Corp. 6.49%	13,750	1,401,125
		2,388,625
FINANCIALS - 7.2%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	772,500
Series G, 5.49%	15,000	749,250
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,166,800
Series C, 4.9931%	40,000	1,044,800
Series D	160,000	4,208,000
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,409,601
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	3,078,000
Morgan Stanley Capital Trust IV 6.60%	80,000	2,033,600
		19,462,551
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	488,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,010,808
Barclays Bank PLC Series 2, 6.625%	40,000	1,044,800
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,250,000
Keycorp Capital IX 6.75%	40,000	1,028,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	1,006,400
Santander Finance Preferred SA Unipersonal (f)	40,000	1,000,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,738,470
6.50% (f)	40,000	1,010,000
6.80% (f)	80,000	2,032,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware Series B	40,000	$ 1,064,000
USB Capital XII 6.30%	80,000	1,992,000
		18,664,478
Consumer Finance - 0.5%
Ford Motor Credit Co. 7.375%	40,000	875,200
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,096,800
Series H, 6.50%	40,000	1,082,000
SLM Corp.:
4.07%	10,000	1,046,250
Series A, 6.97%	43,400	2,300,200
		7,400,450
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D	20,000	533,000
Series E	40,000	1,040,000
CIT Group, Inc. Series B, 5.189%	15,000	1,506,900
Citigroup Capital XVI Series C, 6.45%	120,000	3,012,000
Citigroup Capital XVII 6.35%	80,000	1,988,000
Deutsche Bank Capital Funding Trust VIII 6.375%	40,000	1,032,000
General Electric Capital Corp. 6.05%	80,000	2,029,600
		11,141,500
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	1,060,000
Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co. Series V, 8.00%	79,000	2,117,200
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,409,370
Hospitality Properties Trust Series C, 7.00%	100,000	2,490,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	543,000
Public Storage, Inc. Series M, 6.625%	80,000	1,986,400
Vornado Realty Trust Series E, 7.00%	40,000	1,027,200
		10,573,170
Thrifts & Mortgage Finance - 2.7%
Countrywide Capital V 7.00%	80,000	1,972,000
Fannie Mae:
5.10%	15,400	644,875
7.00%	42,200	2,267,406
Series H, 5.81%	71,200	3,574,952
Series I, 5.375%	5,000	246,750
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series L, 5.125%	90,900	$ 4,304,115
Series N, 5.50%	92,650	4,586,175
Freddie Mac:
5.57%	320,000	8,198,400
5.90%	40,000	1,054,000
Series F, 5.00%	58,500	2,813,850
Series H, 5.10%	10,300	499,550
Series K, 5.79%	35,200	1,774,784
Series O, 5.81%	19,500	999,375
Series R, 5.70%	107,000	5,376,750
Series S, adj. rate	10,000	528,500
Series T 6.42%	10,000	532,200
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,208,000
		41,581,682
TOTAL FINANCIALS		109,883,831
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	848,925
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	491,200
TOTAL MATERIALS		1,340,125
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	240,000	5,976,000
UTILITIES - 2.6%
Electric Utilities - 2.3%
Alabama Power Co.:
5.20%	120,000	2,901,600
5.30%	88,600	2,243,352
5.625%	80,000	2,000,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	$ 1,034,700
Duquesne Light Co. 6.50%	106,050	5,356,586
Entergy Louisiana LLC 6.95%	7,500	746,250
FPL Group Capital Trust I 5.875%	20,000	487,400
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	384,475
Series B, 5.50%	61,900	1,486,219
Series D 5.00%	69,200	1,574,300
PPL Electric Utilities Corp. 6.25%	80,000	2,080,000
Southern California Edison Co.:
4.78%	46,500	1,023,000
5.349%	40,000	4,010,000
6.125%	35,000	3,556,875
Series B, 4.08%	27,271	533,148
Series C:
4.24%	94,600	2,029,170
6.00%	20,000	2,040,000
Series D, 4.32%	70,000	1,421,000
		34,908,075
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	324,360
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,640,860
San Diego Gas & Electric Co. 1.70%	67,548	1,760,470
		4,401,330
TOTAL UTILITIES		39,633,765
TOTAL NONCONVERTIBLE PREFERRED STOCKS		161,237,846
TOTAL PREFERRED STOCKS (Cost $206,994,528)		220,254,525
Preferred Securities - 0.5%
	Principal Amount	Value
FINANCIALS - 0.5%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 3,174,142
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	1,043,590
		4,217,732
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,086,856
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	2,000,000	2,032,368
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		8,336,956
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	96,584,115	96,584,115
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	149,250	149,250
TOTAL MONEY MARKET FUNDS (Cost $96,733,365)		96,733,365
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,354,230,047)		1,528,372,963
NET OTHER ASSETS - (1.0)%		(15,711,467)
NET ASSETS - 100%		$ 1,512,661,496
Security Type Abbreviation
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,905,918 or 4.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,158,141
Fidelity Securities Lending Cash Central Fund	558
Total	$ 1,158,699
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,355,922,370. Net unrealized appreciation aggregated $172,450,593, of which $190,523,430 related to appreciated investment securities and $18,072,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007